As filed with the Securities and Exchange Commission on August 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

The Teberg Fund
Schedule of Investments
at June 30, 2006 (Unaudited)

Shares		Value
	Equity Funds - 34.61%
4,371	ABN AMRO Growth Fund - Class N	$94,799
14,356	AIM Constellation Fund - Institutional Class*	385,309
7,401	AIM Financial Services Fund - Class A	205,077
6,800	AIM Global Health Care Fund - Class A	199,099
7,347	AIM Leisure Fund - Class A	321,654
4,498	Allegiant Multi-Factor Small Cap Value Fund - Class A	89,645
1,322	American EuroPacific Growth Fund - Class A	58,055
45,873	American Washington Mutual Investors Fund - Class A	1,472,972
7,076	Ameristock Mutual Fund	286,238
1,703	Baron Asset Fund	102,052
21,542	Brandywine Fund*	693,663
17,439	Burnham Financial Services Fund	390,800
2,085	Calamos Growth Fund - Class A	113,081
2,419	Clipper Fund	205,314
9,019	DIAMONDS Trust, Series I	1,008,234
2,557	Dreyfus Appreciation Fund	104,123
2,962	Fidelity Real Estate Investment Portfolio	103,137
4,197	Fidelity Select Energy Portfolio	217,487
819	Fidelity Select Health Care Portfolio	97,371
1,482	Fidelity Select Insurance Portfolio	98,340
2,694	FPA Capital Fund	116,851
4,911	Gabelli Equity Income Fund - Class AAA	95,804
6,570	Gamco Global Telecommunications Fund - Class AAA	120,953
7,525	ICON Financial Fund	103,915
2,087	Jennison Natural Resources Fund - Class A	99,562
14,858	John Hancock Small Cap Equity Fund - Class A*	321,091
2,093	Keeley Small Cap Value Fund	104,089
5,236	Mairs & Power Growth Fund	383,210
8,295	Meridian Growth Fund	319,704
14,946	MFS Mid Cap Growth Fund - Class A*	134,068
14,495	Nicholas Applegate Growth Equity Fund - Class A*	159,150
5,299	Oppenheimer International Small Company Fund - Class A	118,758
3,240	The Parnassus Fund	103,492
8,912	Pioneer Growth Opportunities Fund - Investor Class*	281,520
7,997	Rydex Series - Transportation Fund - Investor Class*	239,504
22,610	Seligman Communications & Information Fund - Class A*	645,527
11,979	Templeton Global Smaller Companies Fund - Class A	106,851
3,550	Thompson Plumb Growth Fund	156,391
148,083	Westwood Equity Fund - Class AAA	1,782,923
	Total Equity Funds (Cost $9,840,270)	11,639,813

	Fixed Income Funds - 1.26%
2,294	American Century Target Maturities Series 2010 Fund	200,298
9,576	DWS Fixed Income Fund - Institutional Class	99,875
21,962	Oppenheimer International Bond Fund - Class A	123,868
	Total Fixed Income Funds (Cost $437,220)	424,041

Shares		Value
	Money Market Funds - 64.22%
21,595,124	AIM STIT-STIC Prime Portfolio	21,595,124
	Total Money Market Funds (Cost $21,595,124)	21,595,124
	Total Investments (Cost $31,872,614) - 100.09%	33,658,978
	Liabilities in Excess of Other Assets - (0.09)%	(30,643)
	NET ASSETS - 100.00%	$33,628,335

* Non-income producing security.

The cost basis of investments for federal tax purposes at June 30, 2006 was as follows*:

Cost of investments	$31,872,614
Gross unrealized appreciation	$1,881,275
Gross unrealized depreciation	(94,911)
Net unrealized appreciation	$1,786,364

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 8/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 8/24/06

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 8/24/06

* Print the name and title of each signing officer under his or her signature.